DISCONTINUED OPERATIONS (Tables)	12 Months Ended
Dec. 31, 2017
Jinghan Group [Member]
Discontinued operations [Line Items]
Schedule of Revenues and Income (Loss) from Discontinued Pperations
Following are revenue and income (loss) from discontinued operation:

Jinghan Group

	Years ended December, 31
	2015	2016	2017
	RMB	RMB	RMB
Revenues	171,938	-	-
Impairment loss	-	-	-
Loss from discontinued operation	(4,499)	-	-
Income tax benefit	1,385	-	-
Loss from discontinued operation, net of income tax	(3,114)	-	-
Income on sale of discontinued operation, net of income tax (note(i))	343,912	-	-
Income (loss) from and on sale of discontinued operation, net of income tax	340,798	-	-

Note (i) Foreign currency translation adjustment included in the loss on sale of discontinued operation is RMB 9,084 for the year ended December 31, 2015.